Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash	$ 1,352,983	$ 5,449,751	$ 94,703
Other current assets	133,880	85,034	5,270
Total Current Assets	1,486,863	5,534,785	99,973
Non-current assets
Plant and equipment	52,434	28,799	37,500
Intangible assets	1,198,011	625,000
Right of use asset			51,926
Security deposit	47,592	34,800	4,000
Investment	500,001	500,001	1
Total Non-Current Assets	1,798,038	1,188,600	93,427
Total Assets	3,284,901	6,723,385	193,400
Current Liabilities
Accounts payable	574,825	465,205	461,577
Related party payables			4,000
Federal relief loans			60,292
Loans payable			23,633
Convertible debt, net of unamortized discount	2,210,802	1,961,354	903,641
Operating lease liability			44,134
Derivative liability	710,389	407,161	2,966,416
Total Current Liabilities	3,496,016	2,833,720	4,463,693
Non-Current Liabilities
Federal relief loans	162,560	158,353	152,728
Operating lease liability			7,792
Total Non-Current Liabilities	162,560	158,353	160,520
Total Liabilities	3,658,576	2,992,073	4,624,213
Equity (Deficit)
Preferred stock value
Common stock value	37,690	36,790	19,363
Additional paid-in-capital	47,863,546	45,771,012	23,179,399
Accumulated deficit	(48,290,394)	(42,111,701)	(27,629,575)
Total equity (deficit) attributable to Innovative Payment Solutions, inc. Stockholders	(389,158)	3,696,101	(4,430,813)
Non-controlling interest	15,483	35,211
Total Equity (Deficit)	(373,675)	3,731,312	(4,430,813)
Total Liabilities and Equity (Deficit)	$ 3,284,901	$ 6,723,385	$ 193,400